Other assets-Other / Other liabilities - Schedule of Changes in Goodwill within Other Assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 104,141	¥ 92,500
Accumulated Impairment, Beginning of year		(17,951)	(14,763)
Net carrying amount, Beginning of year		¥ 86,190	77,737
Impairment, Changes during year			(3,188)	[1]
Other, Changes during year	[2]	¥ (5,427)	11,641
Gross carrying amount, End of year		92,580	104,141
Accumulated Impairment, End of year		(11,817)	(17,951)
Net carrying amount, End of year		80,763	86,190
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		97,529	85,951
Accumulated Impairment, Beginning of year		(11,817)	(11,817)
Net carrying amount, Beginning of year		¥ 85,712	¥ 74,134
Impairment, Changes during year
Other, Changes during year	[2]	¥ (5,419)	¥ 11,578
Gross carrying amount, End of year		92,110	97,529
Accumulated Impairment, End of year		(11,817)	(11,817)
Net carrying amount, End of year		80,293	85,712
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		6,612	6,549
Accumulated Impairment, Beginning of year		(6,134)	(2,946)
Net carrying amount, Beginning of year		¥ 478	3,603
Impairment, Changes during year			(3,188)	[1]
Other, Changes during year	[2]	¥ (8)	63
Gross carrying amount, End of year		¥ 470	6,612
Accumulated Impairment, End of year			(6,134)
Net carrying amount, End of year		¥ 470	¥ 478

[1]	For the year ended March 31, 2015, Nomura recognized goodwill impairment loss of \3,188 million within Other in Nomura's segment information. This was due to a decline in the fair value of a reporting unit caused by decreases in expected cash flows arising from changes in the economic environment. This impairment loss was reported within Non-interest expenses-Other in the consolidated statements of income. The fair values were determined using DCF valuation techniques.
[2]	Includes currency translation adjustments.